Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Note Payable

4. NOTE PAYABLE

On January 27, 2023, the Company announced an up to $5.0 million loan (the "Loan") with a key investor to provide working capital and additional liquidity to support GlobalX’s rapidly growing operations. The net proceeds of the Loan will be used to further the business objectives of the Company and to secure additional aircraft for charter operations. As of March 31, 2024, the Company received $2.5 million from the loan.

The terms of the promissory note (the "Note") issued in connection with Loan include:

•
a maturity date of 6 months from the date of issuance (the “Maturity Date”) and the principal amount of the Note, together with any
•
accrued and unpaid interest, will be payable on the Maturity Date;
•
the Note bears interest at the rate of 20% per annum, accruing monthly and payable on the Maturity Date;
•
the principal amount of the Note will be advanced in two tranches of $2.5 million each. The first tranche was advanced within one business day and the second tranche will be advanced after the Company delivers a draw down notice, but subject to the lender receiving internal approval for the second tranche; and
•
the Note is unsecured, is not convertible and provides for no warrants.

This loan was paid off in connection with the new $35.0 million secured notes closed on August 2, 2023 and the outstanding balance related to debt costs and discounts of approximately $945 thousand was written off.

On August 2, 2023, the Company closed the placement of $35 million senior secure notes due 2029. The proceeds from these notes were used to pay-off the pre-existing Loan and Subscription Agreement.

The terms of the senior secure notes include:

•
a term of 6 years and maturity date of June 30, 2029 with no principal payments due until maturity date;
•
the notes bear interest at a fixed rate of 15% per annum and include an upfront fee of 2% of the principal payment;
•
the Company is permitted to prepay all (but not less than all) of the notes beginning on July 1, 2025 subject to a redemption premium of (i) 7.5% of the principal to be redeemed on or prior to August 2, 2026, (ii) 5.0% of the principal to be redeemed after August 2, 2026 or on or prior to August 2, 2027, (iii) 2.5% of the principal to be redeemed after August 2, 2027 or on or prior to August 2, 2028, (iv) 0% of the principal to be redeemed after August 2, 2028;
•
the investors will be issued 10 million warrants, each exercisable into one share of Class A common stock at an exercise price of $1.00 per share, with such warrants expiring on June 30, 2030;
•
each of the Company's material subsidiaries will guarantee the notes;
•
the notes and the related guarantees will be secured by a lien on substantially all of the property and assets of the Company and the guarantors of the notes.
•
financial covenants requirements as follows:
o
minimum adjusted EBITDA of (i) $5 million for the fiscal year ended December 31, 2023, (ii) $15 million for the fiscal year ended December 31, 2024 and (iii) $25 million for the fiscal year ended December 31, 2025;
o
minimum liquidity of $5 million measured at each quarter end;
•
collateral substantially of all the Company's assets.

The Company determined that the terms of the warrants issued in the financing require the warrants to be classified as equity. Accordingly, upon issuance, the Company recorded debt issuance costs of $3.8 million related to the warrants along with a corresponding credit to additional paid in capital. As the warrants are classified as equity warrants the Company will not remeasure the warrants each accounting period.

Since the warrants may purchase a fixed number of shares for a fixed price, the Company chose to use the Monte Carlo option pricing model to value the warrants at issuance. The inputs selected are: underlying stock price at date of issuance of $0.85 per share, exercise price of $1.0 per share, expected term of 6.91 years, dividends of $0, a risk free rate of 4.21%, and volatility of 50%.

The debt issuance costs resulting from the warrants along with other direct costs of the financing will be amortized to interest expense using the effective interest method.

On December 21, 2023, the Company and the senior secured notes due 2029 purchasers amended the original placement of $35 million senior secured notes due 2029 for the sale of an additional $5 million senior secured notes due 2029 to original purchasers and the total warrants increased by 142,874 warrants with an exercise price of US$1.00 per warrant. The net proceeds from the sale of the additional notes will be used to repurchase $4.3 million principal amount of senior secure notes due 2029 from an original purchaser plus payment of accrued interest due of $251 thousand, with the balance expected to be used for general corporate purposes, including the transaction expenses and deposits to expand its current fleet of aircraft. No other substantial modification to the terms of the original $35 million senior secure notes due 2029 was made in the issuance of the additional notes.

Notes Payable is comprised of the following:

	For the Period Ended March 31, 2024	For the Year Ended December 31, 2023

Subscription Agreement	$35,684	$35,684
Less unamortized debt issuance costs, noncurrent	6,353	6,509
Total carrying amount	29,331	29,175
Less current maturities	—	—
Total long-term Note Payable	$29,331	$29,175

GEM Global Yield LLC SCS

The Company entered into an agreement with GEM Global Yield LLC SCS ("GEM"), the private alternative investment group to provide the Company with up to CND $100 million over a 36-month term following the closing of the Transaction (the “Facility”). The initial CAD $100 million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The purchase price of the shares to be sold is set at (i) 90% of the recent average daily closing price of the Company’s common stock on the TSX Venture Exchange or (ii) the floor price set by the company for each drawn down. The Company is not permitted to make a draw-down request in an amount that exceeds (i)1000% of the average daily trading volume of the Company’s stock for the 15 trading days preceding the draw-down date or (ii) 90% of the closing price on the trading day immediately prior to the issue or the relevant draw down notice and then added to the aggregate purchase price of all the common shares subscribed for pursuant to all prior closings would not exceed the total facility. GEM may accept or reject such drawn down notice based on various conditions described in the agreement. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.

On March 4, 2024, Global Crossing Airlines and GEM decided to extend the length of the GEM Facility by 12 months with a new expiration date of March 4, 2025.

12. NOTE PAYABLE

On March 17, 2022, the Company entered into agreements (each a “Subscription Agreement”) pursuant to which the Company sold US$6.0 million of its securities (the “Financing”). The securities sold in the Financing consisted of (1) non-convertible debentures (each, a “Debenture”) and (2) one common stock purchase warrant (each, a “Warrant”) for every US$1.24 of principal of the Debentures purchased for gross proceeds of up to US $6.0 million. Each Warrant is exercisable into one share of common stock (each, a “Warrant Share”) at an exercise price of US$1.24 per Warrant Share with an exercise period of 24 months from the date of closing.

The terms of the Debentures include:

•
a maturity date of 24 months from the date of issuance (the “Maturity Date”) and the principal amount of the Debentures, together with any accrued and unpaid interest, will be payable on the Maturity Date;
•
the Debentures bear interest (the “Interest”) at the rate of 15% per annum, which Interest will be payable in cash quarterly in arrears;
•
the Company has the option to prepay the principal amount of the Debentures on 30 business days’ notice, provided that if repaid in the first year, the Company must provide a payment such that the holders of the Debentures receive at least 10% premium on the principal amount, after deducting any prior Interest payments from such premium; and
•
it is intended that repayment by the Company of amounts owing under the Debentures will be secured by a secured lien on the tangible fixed assets of the Company.

The Company determined that the terms of the Warrants issued in the financing require the Warrants to be classified as equity. Accordingly, upon issuance, the Company recorded debt issuance costs of $2.2 million related to the Warrants along with a corresponding credit to additional paid in capital. As the Warrants are classified as equity warrants the Company will not remeasure the Warrants each accounting period.

Since the Warrants may purchase a fixed number of shares for a fixed price, the Company chose to use the Black-Scholes option pricing model to value the warrants at issuance. The inputs selected are: underlying stock price at date of issuance of $1.04 per share, exercise price of $1.24 per share, expected term of 2 years, dividends of $0, a risk free rate of -0.6%, and volatility of 143%.

The debt issuance costs resulting from the warrants along with other direct costs of the Financing will be amortized to interest expense using the effective interest method.

On January 27, 2023, the Company announced an up to $5.0 million loan (the "Loan") with a key investor to provide working capital and additional liquidity to support GlobalX’s rapidly growing operations. The net proceeds of the Loan will be used to further the business objectives of the Company and to secure additional aircraft for charter operations. As of December 31, 2023, the Company received $2.5 million from the loan and this balance was paid off in connection with the new $35.0 million secured notes closed on August 2, 2023.

This loan was paid off in connection with the new $35.0 million secured notes closed on August 2, 2023 and the outstanding balance related to debt costs and discounts of approximately $945 thousand was written off.

The terms of the promissory note (the "Note") issued in connection with Loan include:

•
a maturity date of 6 months from the date of issuance (the “Maturity Date”) and the principal amount of the Note, together with any
•
accrued and unpaid interest, will be payable on the Maturity Date;
•
the Note bears interest at the rate of 20% per annum, accruing monthly and payable on the Maturity Date;
•
the principal amount of the Note will be advanced in two tranches of $2.5 million each. The first tranche was advanced within one business day and the second tranche will be advanced after the Company delivers a draw down notice, but subject to the lender receiving internal approval for the second tranche; and
•
the Note is unsecured, is not convertible and provides for no warrants.

On August 2, 2023, the Company closed the placement of $35 million senior secure notes due 2029. The proceeds from these notes were used to pay-off the pre-existing Loan and Subscription Agreement.

The terms of the senior secure notes include:

•
a term of 6 years and maturity date of June 30, 2029; with no principal payments due until maturity date;
•
the notes bear interest at a fixed rate of 15% per annum and include an upfront fee of 2% of the principal payment;
•
the Company is permitted to prepay all (but not less than all) of the notes beginning on July 1, 2025 subject to a redemption premium of: (i) 7.5% of the principal to be redeemed on or prior to August 2, 2026, (ii) 5.0% of the principal to be redeemed after August 2, 2026, or on or prior to August 2, 2027, (iii) 2.5% of the principal to be redeemed after August 2, 2027, or on or prior to August 2, 2028, (iv) 0% of the principal to be redeemed after August 2, 2028;
•
the investors will be issued 10 million warrants, each exercisable into one share of Class A common stock at an exercise price of $1.00 per share, with such warrants expiring on June 30, 2030;
•
each of the Company's material subsidiaries will guarantee the notes;
•
the notes and the related guarantees will be secured by a lien on substantially all of the property and assets of the Company and the guarantors of the notes.
•
financial covenants requirements as follows: minimum adjusted EBITDA of (i) $5,000,000 for the fiscal year ended December 31, 2023, (ii) $15,000,000 for the fiscal year ended December 31, 2024 and (iii) $25,000,000 for the fiscal year ended December 31, 2025;
•
minimum liquidity of $5,000,000 measured at each quarter end;
•
collateral substantially of all the Company's assets.

The Company determined that the terms of the Warrants issued in the financing require the Warrants to be classified as equity. Accordingly, upon issuance, the Company recorded debt issuance costs of $3.8 million related to the Warrants along with a corresponding credit to additional paid in capital. As the Warrants are classified as equity warrants the Company will not remeasure the Warrants each accounting period.

Since the Warrants may purchase a fixed number of shares for a fixed price, the Company chose to use the Monte Carlo option pricing model to value the warrants at issuance. The inputs selected are: underlying stock price at date of issuance of $0.85 per share, exercise price of $1.0 per share, expected term of 6.91 years, dividends of $0, a risk free rate of 4.21%, and volatility of 50%.

The debt issuance costs resulting from the warrants along with other direct costs of the financing will be amortized to interest expense using the effective interest method.

On December 21, 2023, the Company, and the senior secure notes due 2029 purchasers amended the original placement of $35 million senior secure notes due 2029 for the sale of an additional $5M senior secure notes due 2029 to original purchasers and the total warrants increased by 142,874 warrants with an exercise price of US$1.00 per warrant. The net proceeds from the sale of the additional notes will be used to repurchase $4.3M principal amount of senior secure notes due 2029 from an original purchaser plus payment of accrued interest due of $251 thousand, with the balance expected to be used for general corporate purposes, including the transaction expenses and deposits to expand its current fleet of aircraft. No other substantial modification to the terms of the original $35 million senior secure notes due 2029 was made in the issuance of the additional notes.

Notes Payable is comprised of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Subscription Agreement	$35,684,000	$6,000,000
GEM	—	1,476,600
Airframe	—	990,000
Less unamortized debt issuance costs, noncurrent	6,509,206	1,574,838
Total carrying amount	29,174,794	6,891,762
Less current maturities	—	1,810,468
Total long-term Note Payable	$29,174,794	$5,081,294